Annual Operating Expenses - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - FidelityGlobalHighIncomeFundFidelityHighIncomeFund-AMCIZComboPRO - Fidelity High Income Fund	Jun. 29, 2024
Fidelity Advisor High Income Fund - Class M
Operating Expenses:
Management fee	0.71%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Acquired fund fees and expenses	0.20%	[3]
Total annual operating expenses	1.17%	[3]
Fidelity Advisor High Income Fund - Class C
Operating Expenses:
Management fee	0.71%	[1],[2]
Distribution and/or Service (12b-1) fees	1.00%
Other expenses	0.01%	[2]
Acquired fund fees and expenses	0.20%	[3]
Total annual operating expenses	1.92%	[3]
Fidelity Advisor High Income Fund - Class I
Operating Expenses:
Management fee	0.71%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Acquired fund fees and expenses	0.20%	[3]
Total annual operating expenses	0.92%	[3]
Fidelity Advisor High Income Fund - Class Z
Operating Expenses:
Management fee	0.61%	[1],[2]
Distribution and/or Service (12b-1) fees	none
Other expenses	0.01%	[2]
Acquired fund fees and expenses	0.20%	[3]
Total annual operating expenses	0.82%
Fidelity Advisor High Income Fund - Class A
Operating Expenses:
Management fee	0.71%	[1],[2]
Distribution and/or Service (12b-1) fees	0.25%
Other expenses	0.01%	[2]
Acquired fund fees and expenses	0.20%	[3]
Total annual operating expenses	1.17%	[3]

[1]
B The management fee covers administrative services previously provided under separate services agreements with the fund, for which 0.19%, 0.19%, 0.22%, 0.23%, and 0.08% for Class A, Class M, Class C, Class I, and Class Z, respectively, was previously charged under the services agreements.

[2]	A Adjusted to reflect current fees.
[3]
C Includes interest expense of certain underlying Fidelity ® funds. Excluding interest expense of the applicable underlying Fidelity ® funds, total annual operating expenses are 1. 00% , 1. 00% , 1. 75% , 0. 75%, and 0. 65% for Class A, Class M, Class C, Class I , and Class Z, respectively.